SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Cash and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jul. 23, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Cash	$ 6,262,905	$ 400	$ 614,412	$ 351,684
Restricted cash included in other current assets	10,740		11,278	19,767
Restricted cash included in other noncurrent assets	24,375		14,728	8,200
Total cash and restricted cash	$ 6,298,020		$ 640,418	$ 379,651	$ 97,808